GENERAL	6 Months Ended
Jun. 30, 2012
GENERAL [Abstract]
GENERAL
NOTE 1:-	GENERAL

Attunity Ltd. (the "Company" or "Attunity") is a provider of information availability software solutions that enable access, sharing and distribution of data, across heterogeneous enterprise platforms, organizations, and the cloud. Using Attunity's software, organizations are able to connect, transfer, join, stream and distribute to and from a variety of data sources and files in real-time. In addition, the Company provides maintenance, consulting, and other related services for its products.

On September 19, 2011, the Company completed the acquisition of 100% of the shares of RepliWeb Inc. ("RepliWeb"), a U.S.-based leading provider of enterprise file replication and managed file transfer technologies. Under business combination accounting, the total purchase price was allocated to RepliWeb's net tangible and intangible assets based on their estimated fair values. The excess of the purchase price over the net tangible and identifiable intangible assets was recorded as goodwill. The intangible assets are amortized over 5 years using the accelerated method.